Revenue and Assets by Geographical Area for Transportation Segment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Segment Reporting Information [Line Items]
Revenues	$ 600,194	$ 554,751
Property and Equipment (net)	228,572	231,296
Goodwill	141,669	134,939	$ 139,158
Transportation
Segment Reporting Information [Line Items]
Revenues	598,807	551,861
Property and Equipment (net)	228,572	231,296
Goodwill	141,669	134,939
Transportation | United States
Segment Reporting Information [Line Items]
Revenues	534,098	480,936
Property and Equipment (net)	202,055	198,135
Goodwill	107,386	99,484
Transportation | Canada
Segment Reporting Information [Line Items]
Revenues	64,709	70,925
Property and Equipment (net)	26,517	33,161
Goodwill	$ 34,283	$ 35,455